INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Narrative) (Details) - vessel	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Number of VLCCs	9
Number of Suezmax crude oil carriers	1
Term of charters, minimum (in years)	3 years
Term of charters, maximum (in years)	10 years
Number of offshore supply vessels chartered on long-term bareboat charters	1
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties	14	14
Assets accounted for as direct financing leases	2
Assets accounted for as sales-type lease	1
Frontline Shipping And Deep Sea
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties	11